S000012097 [Member] Expense Example - S000012097 [Member]	Apr. 30, 2025 USD ($)
C000121794 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	710
C000122680 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	650
C000255092 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	784
C000032983 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	373
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,350
C000032985 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,731
C000032986 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,373
C000032987 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	$ 784